PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2013
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment
	December 31,
	2013(*)	2012
Cost:

Computers, software, manufacturing, laboratory equipment and demonstration equipment	$13,560	$11,681
Leasehold improvements	3,140	2,082
Office furniture and equipment	1,846	2,048

	18,546	15,811
Accumulated depreciation:

Computers, software, manufacturing, laboratory equipment and demonstration equipment	9,000	7,135
Leasehold improvements	1,778	1,708
Office furniture and equipment	1,165	820

	11,943	9,663

Depreciated cost	$6,603	$6,148

Depreciation expenses for the years ended December 31, 2013, 2012 and 2011 were $ 3,445, $ 3,104 and $ 1,990, respectively.

(*)	As part of Syneron Beauty's deconsolidation, the Company deconsolidated Syneron Beauty's Property and Equipment, in the total net amount of $847.